Quarterly Holdings Report
for
Fidelity® SAI Tax-Free Bond Fund
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STF-NPRT1-0624
1.9887624.105
Municipal Bonds - 98.0%
	Principal Amount (a)	Value ($)
Alabama - 1.8%
Black Belt Energy Gas District Bonds Series 2022 E, 5%, tender 6/1/28 (b)	14,780,000	15,301,384
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	960,000	950,042
4% 12/1/38	1,595,000	1,541,516
4% 12/1/41	1,260,000	1,181,875
4% 12/1/44	1,125,000	1,033,299
4% 12/1/49	1,355,000	1,212,651
Huntsville Health Care Auth. Bonds Series 2023 A, 5%, tender 6/1/30 (b)	6,710,000	7,194,390
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 2/1/26	3,585,000	3,630,215
Series 2021 A, 3% 2/1/46	4,230,000	3,103,129
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	7,960,000	7,952,378
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	1,510,000	1,502,279
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/36	1,310,000	992,687
TOTAL ALABAMA		45,595,845
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/30	1,030,000	1,061,438
5% 6/1/27	700,000	733,217
5% 12/1/27	935,000	989,162
5% 6/1/28	1,230,000	1,313,393
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	590,000	565,415
Alaska Int'l. Arpts. Revs. Series 2016 A, 5% 10/1/26	1,325,000	1,344,359
TOTAL ALASKA		6,006,984
Arizona - 2.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	620,000	624,025
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	1,667,075	1,539,063
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 3.8%, tender 6/15/28 (b)	8,905,000	8,946,447
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	560,000	579,487
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	610,000	612,073
Series 2021 A, 3% 9/1/51	2,500,000	1,834,407
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	910,000	740,348
6% 1/1/48 (c)	1,250,000	894,399
Maricopa County Rev.:
Bonds:
Series 2023 A1, 5%, tender 5/15/26 (b)	4,075,000	4,174,147
Series 2023 A2, 5%, tender 5/15/28 (b)	4,220,000	4,436,079
Series 2017 D, 3% 1/1/48	3,090,000	2,269,851
Series 2019 E, 3% 1/1/49	1,835,000	1,330,240
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,150,000	2,270,146
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	2,245,000	2,017,142
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	1,625,000	1,533,291
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,590,000	1,662,459
Phoenix Civic Impt. Corp. Series 2019 A:
4% 7/1/45	5,000,000	4,627,291
5% 7/1/32	810,000	868,548
5% 7/1/39	470,000	492,720
5% 7/1/45	2,400,000	2,471,965
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/59	1,000,000	929,461
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5% 12/1/37	5,415,000	5,753,672
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	2,020,000	1,615,231
TOTAL ARIZONA		52,222,492
California - 1.6%
Alameda Corridor Trans. Auth. Rev. Series 2024 A, 0% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	1,715,000	411,447
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,635,000	1,502,198
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,255,000	1,295,922
California Gen. Oblig. Series 2023, 5% 10/1/39	490,000	550,268
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	4,376,791	4,043,941
Series 2023 A1, 4.375% 9/20/36	5,098,875	4,891,919
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	935,000	942,118
5.25% 11/1/36	480,000	482,215
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,465,000	2,591,536
5% 5/15/39	1,100,000	1,134,596
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C, 5% 8/1/30	520,000	581,088
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% (d)(e)	684,026	300,971
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	41,760,000	4,223,101
Long Beach Arpt. Rev.:
Series 2022 A:
5% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	470,000	545,749
5% 6/1/34 (Assured Guaranty Muni. Corp. Insured)	375,000	435,227
5% 6/1/35 (Assured Guaranty Muni. Corp. Insured)	280,000	323,363
5% 6/1/36 (Assured Guaranty Muni. Corp. Insured)	750,000	860,450
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	655,000	742,940
5% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	470,000	524,162
Series 2022 B:
5% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	420,000	487,690
5% 6/1/34 (Assured Guaranty Muni. Corp. Insured)	375,000	435,227
5% 6/1/35 (Assured Guaranty Muni. Corp. Insured)	280,000	323,363
5% 6/1/36 (Assured Guaranty Muni. Corp. Insured)	280,000	321,235
5% 6/1/37 (Assured Guaranty Muni. Corp. Insured)	470,000	533,102
5% 6/1/38 (Assured Guaranty Muni. Corp. Insured)	280,000	314,819
5% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	530,000	591,077
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/25	2,700,000	2,713,282
5% 4/1/26	1,900,000	1,925,530
Mount Diablo Unified School District Series 2022 B, 4% 8/1/31	785,000	839,132
Poway Unified School District:
Series 2011 B, 0% 8/1/51	1,090,000	292,782
Series B, 0% 8/1/38	4,065,000	2,321,758
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	435,000	455,289
Univ. of California Revs. Series 2023 BM, 5% 5/15/36	670,000	776,991
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	750,000	759,976
Series 2017 B:
5% 7/1/29	455,000	463,383
5% 7/1/30	910,000	927,737
TOTAL CALIFORNIA		40,865,584
Colorado - 2.1%
Colorado Health Facilities Auth. Rev. Bonds:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (b)	935,000	950,058
Series 2019 B, 5%, tender 8/1/26 (b)	705,000	718,405
Series 2022 C, 5%, tender 8/15/28 (b)	2,425,000	2,572,680
Series 2023 A1, 5%, tender 11/15/28 (b)	5,520,000	5,845,222
Series 2018 A, 4% 11/15/48	900,000	855,682
Series 2019 A:
4% 11/1/39	845,000	817,555
5% 11/1/26	1,400,000	1,445,098
5% 11/15/39	1,170,000	1,241,417
Series 2019 A1, 4% 8/1/44	13,820,000	12,970,696
Series 2019 A2:
3.25% 8/1/49	2,195,000	1,619,568
4% 8/1/49	3,360,000	3,051,499
Series 2019 B, 4% 1/1/40	1,560,000	1,549,901
Series 2020 A, 4% 9/1/50	805,000	738,415
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	225,000	223,525
Series 2019 H, 4.25% 11/1/49	135,000	134,122
Series 2021 E, 3% 11/1/51	1,085,000	1,045,681
Series 2022 F, 5.25% 11/1/52	1,735,000	1,767,471
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N, 5% 3/15/37	1,870,000	1,969,192
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Series 2024 A:
5% 3/1/31	1,000,000	1,124,874
5% 3/1/40	1,000,000	1,111,566
5% 3/1/42	1,000,000	1,094,879
Denver City & County Gen. Oblig. Series 2020 A, 2% 8/1/36	3,240,000	2,492,103
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	6,295,000	6,238,198
Series 2021 C3A, 2%, tender 10/15/25 (b)	830,000	804,448
Series 2021 C3B, 2%, tender 10/15/26 (b)	700,000	664,359
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26 (Assured Guaranty Muni. Corp. Insured)	126,000	130,127
Series 2020, 5% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	1,404,000	1,445,672
TOTAL COLORADO		54,622,413
Connecticut - 2.5%
Bridgeport Gen. Oblig. Series 2019 A, 5% 2/1/25 (Build America Mutual Assurance Insured)	625,000	631,012
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	250,000	253,430
Series 2016 B, 5% 5/15/26	510,000	526,320
Series 2017 A, 5% 4/15/33	230,000	240,918
Series 2019 A, 5% 4/15/26	615,000	635,492
Series 2021 A:
3% 1/15/39	785,000	673,642
3% 1/15/40	950,000	800,427
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,120,000	3,140,449
Bonds:
Series 2017 B2, 3.2%, tender 7/1/26 (b)	3,140,000	3,116,207
Series 2017 C2, 2.8%, tender 2/3/26 (b)	8,750,000	8,566,536
Series 2020 B, 5%, tender 1/1/27 (b)	1,665,000	1,706,998
Series 2019 A:
4% 7/1/49	1,635,000	1,399,777
5% 7/1/26	5,455,000	5,469,079
5% 7/1/27 (c)	555,000	539,533
5% 7/1/34 (c)	685,000	647,748
Series 2019 Q-1:
5% 11/1/24	430,000	432,626
5% 11/1/26	470,000	488,080
Series 2020 K:
4% 7/1/45	2,680,000	2,563,778
5% 7/1/40	985,000	1,028,385
Series 2021 G:
4% 3/1/46	865,000	841,438
4% 3/1/51	1,390,000	1,319,888
Series 2021 S, 4% 6/1/51	855,000	773,344
Series 2022 M:
4% 7/1/39	1,040,000	1,026,710
4% 7/1/40	1,075,000	1,050,001
4% 7/1/52	5,490,000	4,877,788
5% 7/1/32	1,485,000	1,603,081
Series 2023 E, 5.25% 7/15/48	3,700,000	3,928,662
Series A, 5% 7/1/26	935,000	936,334
Series K1:
5% 7/1/32	985,000	998,156
5% 7/1/33	765,000	774,114
5% 7/1/35	1,030,000	1,039,254
Series K3, 5% 7/1/43	330,000	310,878
Series R:
4% 7/1/36	935,000	945,085
5% 6/1/32	515,000	563,645
5% 6/1/33	350,000	381,897
5% 6/1/34	540,000	590,207
5% 6/1/35	815,000	887,423
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,175,000	1,130,693
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series A, 5% 9/1/33	4,680,000	4,696,279
Stratford Gen. Oblig. Series 2019, 5% 1/1/28	3,640,000	3,809,934
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	465,000	475,931
TOTAL CONNECTICUT		65,821,179
District Of Columbia - 1.4%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	470,000	484,213
District of Columbia Rev. Series 2018:
5% 10/1/25	465,000	470,980
5% 10/1/26	775,000	794,199
5% 10/1/27	845,000	878,208
5% 10/1/43	2,880,000	2,929,666
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	3,020,000	2,981,381
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/38	1,405,000	1,472,450
5% 10/1/44	7,485,000	7,738,545
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	6,425,000	4,693,558
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	4,490,000	4,087,324
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 5% 10/1/47	7,020,000	7,171,891
Series 2009 B, 0% 10/1/32 (Assured Guaranty Corp. Insured)	1,665,000	1,209,594
TOTAL DISTRICT OF COLUMBIA		34,912,009
Florida - 3.7%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	790,000	782,211
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	766,879
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	1,065,000	1,084,403
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	930,000	943,334
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	2,810,000	3,166,968
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,490,000	2,806,412
Collier County Indl. Dev. Auth. Healthcare Facilities Rev.:
(NCH Healthcare Sys. Projs.) Series 2024 A:
5% 10/1/49 (Assured Guaranty Muni. Corp. Insured)	1,120,000	1,173,085
5% 10/1/54 (Assured Guaranty Muni. Corp. Insured)	1,345,000	1,401,269
Bonds (NCH Healthcare Sys. Projs.):
Series 2024 B1, 5%, tender 10/1/29 (Assured Guaranty Muni. Corp. Insured) (b)	435,000	463,324
Series 2024 B2, 5%, tender 10/1/31 (Assured Guaranty Muni. Corp. Insured) (b)	545,000	589,601
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,302,925
4% 8/15/45	3,670,000	3,241,874
Florida Higher Edl. Facilities Fing. Auth.:
(Rollins College Proj.) Series 2020 A, 3% 12/1/48	8,285,000	6,151,765
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/25	625,000	613,526
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	1,685,000	1,711,879
Series 2023 C, 5%, tender 12/1/25 (b)	1,220,000	1,233,745
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	5,050,000	4,993,254
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,315,000	2,339,016
5% 10/1/35	935,000	943,962
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,415,000	1,505,491
5% 10/1/43	1,870,000	1,954,731
Hillsborough County School Board Ctfs. of Prtn. (School Board of Hillsbrough County, Florida Master Lease Prog.) Series 2017 B, 5% 7/1/28	2,460,000	2,576,026
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	465,000	467,285
5% 10/1/25	360,000	367,541
5% 10/1/26	255,000	264,574
5% 10/1/27	205,000	216,874
5% 10/1/28	405,000	437,322
5% 10/1/29	350,000	382,969
5% 10/1/30	330,000	367,227
5% 10/1/32	305,000	347,460
Lee County School Board Ctfs. Series 2019 A, 5% 8/1/28	1,890,000	2,026,796
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	935,000	957,437
5% 4/1/44	3,030,000	3,101,585
Manatee County School District Series 2017, 5% 10/1/28 (Assured Guaranty Muni. Corp. Insured)	2,340,000	2,434,681
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2021 B, 3% 11/15/51	2,475,000	1,788,182
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/37	1,870,000	1,857,333
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,605,000	1,622,227
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	3,745,000	3,508,837
Orange County Health Facilities Auth. Series 2022, 4% 10/1/52	1,365,000	1,260,058
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30 (Pre-Refunded to 8/1/25 @ 100)	820,000	834,902
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/52	2,850,000	2,810,573
Palm Beach County Health Facilities Auth. Rev. Series 2019 B, 5% 5/15/53	1,425,000	1,199,349
Pasco County Tax Alloc Series 2023 A:
5.25% 9/1/36 (Assured Guaranty Muni. Corp. Insured)	500,000	563,308
5.5% 9/1/40 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,114,245
5.5% 9/1/41 (Assured Guaranty Muni. Corp. Insured)	500,000	554,477
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	1,870,000	1,997,200
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	1,165,000	1,157,504
South Miami Health Facilities Auth. Hosp. Rev.:
(Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,450,000	1,521,595
Series 2017, 4% 8/15/47	8,925,000	8,158,628
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A, 5% 7/1/24	750,000	751,240
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	955,000	901,162
Series 2015 A, 5% 12/1/40	1,570,000	1,570,365
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	900,000	915,073
Series 2020 B:
4% 7/1/45	5,780,000	5,407,256
5% 7/1/40	655,000	687,844
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	935,000	480,045
0% 9/1/39	795,000	385,452
0% 9/1/40	935,000	427,558
0% 9/1/41	935,000	404,183
0% 9/1/42	935,000	380,733
0% 9/1/45	1,730,000	592,467
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	230,000	238,504
5% 10/15/49	425,000	436,912
TOTAL FLORIDA		96,644,643
Georgia - 4.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	2,230,000	1,442,376
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 9, 3.8%, tender 5/21/26 (b)	3,200,000	3,200,310
Series 1994, 2.15%, tender 6/13/24 (b)	5,950,000	5,930,246
Series 2013 1, 3.375%, tender 3/12/27 (b)	1,325,000	1,306,764
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	4,680,000	4,783,927
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	750,000	751,218
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	180,000	165,229
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	6,980,000	5,417,728
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2019 A:
4% 1/1/49	1,735,000	1,559,806
5% 1/1/26	1,145,000	1,170,325
5% 1/1/30	385,000	408,562
5% 1/1/39	1,135,000	1,181,898
5% 1/1/44	1,490,000	1,532,142
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,385,000	1,388,489
4% 7/1/43	1,445,000	1,388,931
Main Street Natural Gas, Inc.:
Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	2,470,000	2,470,328
Series 2021 A, 4%, tender 9/1/27 (b)	37,435,000	37,372,629
Series 2022 B, 5%, tender 6/1/29 (b)	5,210,000	5,410,200
Series 2022 E, 4%, tender 12/1/29 (b)	12,405,000	12,323,474
Series 2023 A, 5%, tender 6/1/30 (b)	14,040,000	14,581,451
Series 2023 D, 5%, tender 12/1/30 (b)	7,880,000	8,158,668
Series 2024 B:
5% 3/1/28	700,000	720,844
5% 3/1/29	2,050,000	2,131,550
5% 9/1/29	730,000	762,638
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,040,000	1,005,852
Paulding County Hosp. Auth. Rev. Series 2022 A:
5% 4/1/26	200,000	204,502
5% 4/1/27	165,000	171,386
5% 4/1/28	375,000	395,979
5% 4/1/29	325,000	348,236
5% 4/1/30	235,000	255,084
5% 4/1/31	280,000	306,935
5% 4/1/32	185,000	204,437
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	815,000	817,438
5% 4/1/27	375,000	390,569
5% 4/1/31	560,000	614,593
5% 4/1/36	450,000	490,046
Series 2020 B:
4% 9/1/38	2,810,000	2,856,012
4% 9/1/39	1,370,000	1,385,830
Series A, 5% 6/1/24	650,000	650,293
TOTAL GEORGIA		125,656,925
Hawaii - 0.1%
Hawaii Gen. Oblig.:
Series 2020 C, 4% 7/1/40	870,000	869,896
Series FG, 5% 10/1/27	935,000	969,660
Honolulu City & County Gen. Oblig. Series 2019 A, 5% 9/1/24	715,000	717,923
TOTAL HAWAII		2,557,479
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	60,000	59,297
Series 2021 A:
5% 7/15/29	2,810,000	3,061,192
5% 7/15/30	935,000	1,029,539
5% 7/15/31	600,000	667,429
5% 7/15/32	1,170,000	1,300,487
TOTAL IDAHO		6,117,944
Illinois - 13.2%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	95,000	95,807
4% 6/1/27	775,000	787,211
4% 6/1/28	585,000	598,609
4% 6/1/29	1,450,000	1,490,292
4% 6/1/30	935,000	959,079
4% 6/1/31	1,170,000	1,199,260
4% 6/1/34	935,000	954,360
4% 6/1/35	1,205,000	1,223,087
4% 6/1/36	1,475,000	1,486,396
Series 2020 A:
5% 1/1/29	630,000	671,238
5% 1/1/30	585,000	623,586
5% 1/1/31	795,000	845,928
5% 1/1/33	1,545,000	1,633,925
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	50,000	49,572
Series 2015 C:
5.25% 12/1/35	1,870,000	1,866,702
5.25% 12/1/39	40,000	39,830
Series 2016 A, 7% 12/1/44	2,995,000	3,099,520
Series 2017 C, 5% 12/1/25	290,000	293,591
Series 2017 D, 5% 12/1/31	865,000	880,842
Series 2017 H, 5% 12/1/36	650,000	657,211
Series 2018 A, 5% 12/1/27	185,000	190,649
Series 2018 C:
5% 12/1/24	100,000	100,425
5% 12/1/25	505,000	511,253
5% 12/1/27	505,000	520,420
5% 12/1/46	4,695,000	4,601,429
Series 2019 A:
5% 12/1/28	240,000	249,401
5% 12/1/29	750,000	785,182
5% 12/1/30	575,000	596,667
5% 12/1/31	600,000	622,579
Series 2021 A, 5% 12/1/38	1,200,000	1,226,057
Series 2021 B, 5% 12/1/31	1,250,000	1,308,761
Series 2022 A, 5% 12/1/47	2,085,000	2,061,055
Series 2022 B:
4% 12/1/35	1,760,000	1,724,756
4% 12/1/36	2,915,000	2,825,056
Chicago Gen. Oblig.:
Series 2003 B, 5.5% 1/1/30	1,685,000	1,698,380
Series 2019 A:
5% 1/1/28	1,070,000	1,117,200
5% 1/1/28 (Escrowed to Maturity)	180,000	191,444
5% 1/1/40	2,200,000	2,262,287
Series 2020 A:
5% 1/1/26	1,955,000	1,990,204
5% 1/1/27	1,425,000	1,467,863
5% 1/1/30	1,860,000	1,986,653
5% 1/1/32	1,215,000	1,294,484
Series 2021 A:
5% 1/1/31	1,400,000	1,509,313
5% 1/1/32	4,485,000	4,824,192
5% 1/1/34	795,000	852,765
Series 2021 B:
4% 1/1/32	1,193,000	1,210,873
4% 1/1/38	2,890,000	2,817,549
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B, 5% 1/1/32	935,000	942,423
Series 2018 B:
4% 1/1/44	5,100,000	4,922,448
5% 1/1/36	2,105,000	2,265,424
5% 1/1/37	3,040,000	3,254,588
5% 1/1/48	9,830,000	10,150,785
5% 1/1/53	360,000	369,876
Series 2020 A:
4% 1/1/37	3,105,000	3,156,620
4% 1/1/38	655,000	658,468
Series 2022 D:
5% 1/1/36	2,000,000	2,240,596
5% 1/1/37	2,400,000	2,667,073
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
5% 3/1/25	795,000	804,052
5% 3/1/28	1,265,000	1,349,214
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/31	3,415,000	3,768,506
5% 11/15/32	2,245,000	2,464,520
5% 11/15/33	2,200,000	2,409,574
Series 2021 B:
4% 11/15/25	580,000	584,016
4% 11/15/26	295,000	299,092
4% 11/15/27	300,000	306,168
4% 11/15/28	150,000	153,793
Series 2022 A, 5% 11/15/29	940,000	1,022,234
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/42	10,000,000	10,686,727
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	7,900,000	7,779,513
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/38	1,125,000	1,065,097
Bonds Series 2021 B, 5%, tender 8/15/31 (b)	740,000	798,197
Series 2016, 3.25% 5/15/39	2,075,000	1,780,946
Series 2020 A:
3% 5/15/50	5,655,000	4,239,035
3% 5/15/50 (Build America Mutual Assurance Insured)	2,620,000	1,973,713
3.25% 8/15/49	1,025,000	754,403
Series 2021 A, 3% 8/15/48	8,175,000	6,020,964
Series 2022 A:
5.25% 10/1/52	4,525,000	4,330,240
5.5% 10/1/47	1,445,000	1,451,313
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	225,000	234,710
5% 10/1/28	185,000	195,929
5% 10/1/44	935,000	950,222
5% 10/1/49	1,170,000	1,177,981
5% 10/1/51	935,000	939,320
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	200,000	208,959
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	280,000	284,321
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	4,820,000	4,512,789
5% 5/15/43	45,000	45,446
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	935,000	960,942
Series 2015 A:
4% 11/15/39	6,175,000	5,658,729
5% 11/15/45	9,360,000	9,417,572
Series 2016 A, 3% 10/1/37	1,455,000	1,232,902
Series 2016 C:
4% 2/15/41	1,280,000	1,227,493
5% 2/15/31	2,340,000	2,418,978
Series 2016, 4% 12/1/35	335,000	328,035
Series 2019, 4% 9/1/35	420,000	367,249
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	4,680,000	4,980,668
Series 2014, 5% 2/1/26	515,000	515,468
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	2,590,000	2,617,453
5% 2/1/26	4,930,000	5,029,656
5% 2/1/27	575,000	594,653
Series 2017 C, 5% 11/1/29	2,440,000	2,546,704
Series 2017 D, 5% 11/1/27	2,835,000	2,965,017
Series 2018 A:
5% 10/1/24	470,000	471,856
5% 10/1/28	935,000	989,300
5% 10/1/29	1,495,000	1,584,138
Series 2018 B, 5% 10/1/26	935,000	962,912
Series 2019 B, 5% 9/1/24	470,000	471,461
Series 2020 B:
4% 10/1/32	2,570,000	2,592,303
5% 10/1/28	4,060,000	4,295,783
Series 2020, 5.5% 5/1/39	6,530,000	7,054,418
Series 2021 A:
4% 3/1/39	2,135,000	2,066,055
5% 3/1/28	4,000,000	4,198,902
5% 3/1/32	180,000	195,485
5% 3/1/33	935,000	1,016,031
5% 3/1/34	935,000	1,013,619
5% 3/1/46	1,870,000	1,923,751
Series 2021 B, 4% 12/1/34	1,655,000	1,657,312
Series 2022 A:
5% 3/1/29	2,060,000	2,191,730
5% 3/1/32	1,000,000	1,099,841
5% 3/1/34	3,640,000	3,984,965
5.25% 3/1/37	1,600,000	1,757,211
Series 2022 B, 5% 3/1/32	2,060,000	2,265,673
Series 2023 B:
5% 5/1/37	4,730,000	5,118,254
5.25% 5/1/40	1,160,000	1,252,798
5.25% 5/1/41	1,520,000	1,632,781
Series 2023 D:
5% 7/1/29	6,485,000	6,931,963
5% 7/1/36	2,945,000	3,203,532
Illinois Hsg. Dev. Auth. Rev. Series 2019 D, 2.7% 10/1/34	415,000	357,979
Illinois Reg'l. Trans. Auth. Series 2003 B, 5.75% 6/1/33	10,000,000	11,448,428
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	460,000	480,164
Series 2024 A, 5% 1/1/30	765,000	842,675
Series A:
5% 1/1/38	945,000	1,043,286
5% 1/1/41	205,000	222,291
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	430,000	443,140
4% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	575,000	591,690
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	240,000	246,311
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	255,000	258,408
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	235,000	236,546
4% 12/1/38 (Assured Guaranty Muni. Corp. Insured)	545,000	543,364
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	2,995,000	1,245,522
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	14,385,000	4,943,073
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	2,365,000	764,670
Series 1994, 0% 6/15/29 (FGIC Insured)	4,775,000	3,938,813
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	481,579
Series 2002:
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	625,000	467,463
0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,050,000	4,159,951
Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	1,055,000	973,642
Series 2017 A, 5% 6/15/57	6,200,000	6,270,700
Series 2020 A:
4% 6/15/50	8,380,000	7,431,681
5% 6/15/50	6,840,000	6,976,715
Series 2020 B, 5% 6/15/42	2,520,000	2,626,177
Series 2022 A:
0% 12/15/35	730,000	449,318
0% 12/15/36	970,000	561,853
0% 12/15/37	1,815,000	990,306
0% 6/15/40	985,000	460,767
0% 6/15/41	1,355,000	598,719
Series 2023 A, 5% 12/15/28	3,070,000	3,202,958
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,215,000	1,216,459
4% 4/1/38 (Build America Mutual Assurance Insured)	1,215,000	1,187,090
4% 4/1/40 (Build America Mutual Assurance Insured)	815,000	771,228
Sales Tax Securitization Corp.:
Series 2023 A, 3% 1/1/27	1,420,000	1,372,708
Series 2023 C:
5% 1/1/34	10,000,000	11,271,133
5% 1/1/35	4,000,000	4,482,775
Series 2023 D, 5% 1/1/30	2,000,000	2,181,320
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	95,000	100,575
TOTAL ILLINOIS		339,857,308
Indiana - 1.1%
Indiana Fin. Auth. Health Sys. Rev.:
Bonds:
Series 2019 B, 2.25%, tender 7/1/25 (b)	545,000	534,846
Series 2023 B1, 5%, tender 7/1/28 (b)	11,235,000	11,812,781
Series 2016 A, 4% 11/1/51	4,400,000	3,944,523
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (c)	695,000	576,880
Series 2019 B, 3.5% 1/1/49	365,000	357,437
Series 2021 C1, 3% 1/1/52	480,000	459,615
Series A:
3.75% 1/1/49	1,825,000	1,795,801
5% 1/1/28	305,000	320,158
5% 7/1/28	305,000	322,117
5% 1/1/29	305,000	325,277
5% 7/1/29	255,000	273,983
Northern Indiana Commuter Trans. District Series 2024, 5% 1/1/54	4,000,000	4,187,251
Purdue Univ. Rev. Series 2023 A, 5% 7/1/36	900,000	1,031,601
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,455,000	1,490,454
Series 2020, 5% 4/1/32	715,000	761,376
TOTAL INDIANA		28,194,100
Iowa - 0.3%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	935,000	952,327
Series 2019 A1, 5% 5/15/55	3,635,000	3,028,460
Series A, 5% 5/15/48	2,505,000	2,185,385
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	1,125,000	1,002,209
Series 2021 B1, 4% 6/1/49	1,180,000	1,161,016
TOTAL IOWA		8,329,397
Kentucky - 3.1%
Ashland Med. Ctr. Rev. Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	1,350,000	1,122,658
4% 2/1/36	710,000	684,601
4% 2/1/37	540,000	514,897
5% 2/1/25	885,000	887,868
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	300,000	308,880
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	6,250,000	5,756,756
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	685,000	729,009
5% 1/1/39	645,000	683,156
5% 1/1/49	2,340,000	2,427,244
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	3,180,000	3,250,465
Kentucky Hsg. Corp. Single Family Mtg. Rev. Series 2023 A, 6% 7/1/54	13,350,000	14,526,281
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/28	935,000	996,295
5% 5/1/38	3,745,000	3,928,522
Series A:
4% 11/1/34	1,170,000	1,188,376
4% 11/1/35	375,000	379,634
4% 11/1/36	935,000	941,438
4% 11/1/37	1,170,000	1,171,472
5% 8/1/27	375,000	381,147
5% 11/1/29	1,035,000	1,110,433
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	3,900,000	4,054,621
Series A, 4%, tender 6/1/26 (b)	10,775,000	10,689,593
Series C1, 4%, tender 6/1/25 (b)	1,870,000	1,869,519
Series A:
4% 12/1/24	470,000	468,454
4% 6/1/25	545,000	541,985
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	490,000	500,667
Series 2020 D, 5%, tender 10/1/29 (b)	590,000	627,821
Series 2023 B, 5%, tender 10/1/29 (b)	15,240,000	16,186,183
Series 2016 A, 5% 10/1/31	90,000	92,070
Series 2020 A:
3% 10/1/43	4,495,000	3,407,945
4% 10/1/39	1,405,000	1,342,437
TOTAL KENTUCKY		80,770,427
Louisiana - 0.5%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019, 4% 12/1/24	1,145,000	1,135,806
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	975,000	1,042,507
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,890,000	1,901,950
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	830,000	858,561
Series 2018 E:
5% 7/1/32	1,375,000	1,466,215
5% 7/1/33	1,120,000	1,193,974
5% 7/1/34	1,295,000	1,380,492
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	1,400,000	1,332,609
Bonds (Marathon Oil Corp.) Series 2017:
2.1%, tender 7/1/24 (b)	635,000	632,167
4.05%, tender 7/1/26 (b)	2,770,000	2,741,062
TOTAL LOUISIANA		13,685,343
Maine - 0.4%
Brunswick Series 2020, 2.25% 11/1/35	685,000	564,202
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B, 5% 7/1/33	260,000	271,070
Series 2021 A, 4% 7/1/46	2,865,000	2,720,901
Maine Hsg. Auth. Mtg.:
Series 2022 E, 5% 11/15/52	1,070,000	1,086,738
Series C, 3.5% 11/15/46	580,000	576,185
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	470,000	486,530
Univ. Sys. Rev. Series 2022, 5.5% 3/1/62	3,800,000	4,009,086
TOTAL MAINE		9,714,712
Maryland - 1.5%
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	375,000	356,746
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	300,000	296,573
Series 2019 C:
3.5% 3/1/50	1,945,000	1,903,299
5% 9/1/27	680,000	709,977
5% 9/1/28	110,000	117,272
Series 2020 A, 2.5% 9/1/40	4,000,000	3,031,045
Series 2023 E, 6.25% 3/1/54	555,000	598,782
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	935,000	934,905
Maryland Health & Higher Edl.:
Series 2021 A:
3% 7/1/51	3,325,000	2,464,405
4% 6/1/55	585,000	488,965
5% 6/1/31	330,000	347,973
Series 2023:
5% 7/1/25	475,000	480,849
5% 7/1/28	625,000	655,546
5% 7/1/39	2,000,000	2,097,116
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B, 5% 4/15/25	860,000	870,719
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	5,725,000	6,026,338
5% 6/1/52	1,350,000	1,409,900
Maryland Stadium Auth. Built to Learn Rev.:
Series 2021, 4% 6/1/46	675,000	640,015
Series 2022 A, 4% 6/1/35	2,340,000	2,408,181
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2021 A, 2.5% 7/1/47	1,650,000	1,095,822
Series 2024 A, 5% 7/1/31	3,760,000	4,244,680
Montgomery County Hsg. Opportunities Commission Series 2023 C, 5.75% 1/1/58	1,500,000	1,629,300
Prince Georges County Gen. Oblig. Series 2021 A, 2% 7/1/35	6,800,000	5,401,700
TOTAL MARYLAND		38,210,108
Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Newbridge On The Charles Proj.) Series 2017, 5% 10/1/47 (c)	1,250,000	1,244,819
Series 2015:
5% 7/1/25	360,000	364,816
5% 7/1/25 (Escrowed to Maturity)	925,000	937,901
Series 2016, 5% 10/1/41	1,000,000	1,004,466
Series 2017 A, 5% 1/1/36	2,260,000	2,323,410
Series 2017, 5% 7/1/47	885,000	887,569
Series 2018, 5% 1/1/43	1,250,000	1,253,147
Series 2019 A, 5% 7/1/26	1,640,000	1,643,899
Series 2019 K:
5% 7/1/25	770,000	780,300
5% 7/1/26	1,015,000	1,047,155
5% 7/1/27	1,220,000	1,281,659
Series 2019:
5% 7/1/25	615,000	619,086
5% 7/1/26	345,000	350,237
5% 7/1/28	515,000	535,405
5% 7/1/29	470,000	492,953
5% 9/1/59	1,375,000	1,419,513
Series 2020 A, 4% 7/1/45	3,425,000	2,981,766
Series 2021 V, 5% 7/1/55	4,980,000	5,591,345
Series J2, 5% 7/1/53	3,535,000	3,567,031
Series M:
4% 10/1/50	3,485,000	2,822,937
5% 10/1/45	2,625,000	2,571,721
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	1,960,000	1,889,202
Somerville Gen. Oblig. Series 2020, 2% 10/15/37	1,000,000	754,824
Stoneham Gen. Oblig. Series 2022, 2.125% 1/15/38	1,000,000	767,151
Waltham Gen. Oblig. Series 2020, 2% 10/15/37	2,570,000	1,949,380
TOTAL MASSACHUSETTS		39,081,692
Michigan - 2.5%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	800,000	798,654
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	990,000	830,375
5% 7/1/25	435,000	434,373
5% 7/1/26	400,000	398,196
5% 7/1/27	620,000	618,937
5% 7/1/28	865,000	866,848
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	860,000	892,658
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	1,020,000	753,461
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2022 A:
5% 7/1/37	3,175,000	3,573,119
5% 7/1/38	1,325,000	1,469,679
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2022 A:
5% 7/1/37	750,000	840,615
5% 7/1/38	1,000,000	1,109,192
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	470,000	470,000
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	6,940,000	6,563,649
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	3,950,000	4,017,728
(Trinity Health Proj.) Series 2017, 5% 12/1/37	935,000	966,208
Bonds Series 2019 B, 5%, tender 11/16/26 (b)	1,235,000	1,262,984
Series 2015, 5% 11/15/28 (Pre-Refunded to 5/15/25 @ 100)	290,000	293,820
Series 2016, 5% 11/15/26	795,000	817,231
Series 2019 A:
3% 12/1/49	2,045,000	1,515,990
4% 12/1/49	745,000	682,442
5% 11/15/48	270,000	277,471
Series 2020 A, 4% 6/1/49	810,000	722,572
Series 2020, 5% 6/1/40	470,000	488,666
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 B, 3.5% 6/1/47	1,160,000	1,144,104
Series 2023 B, 5.75% 6/1/54	8,000,000	8,468,727
Series A, 3.5% 12/1/50	2,355,000	2,302,003
Michigan State Hsg. Dev. Auth. Series 2021 A:
2.45% 10/1/46	2,240,000	1,449,144
2.7% 10/1/56	1,000,000	625,619
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	760,000	766,936
Series 2019 A, 5% 3/1/31	545,000	584,993
Series 2019:
5% 3/1/32	610,000	654,372
5% 3/1/33	585,000	625,715
5% 3/1/34	655,000	700,366
5% 3/1/35	655,000	698,191
5% 3/1/36	750,000	797,197
5% 3/1/37	840,000	887,826
5% 3/1/38	1,240,000	1,303,997
5% 3/1/39	840,000	879,757
Wayne County Arpt. Auth. Rev.:
Series 2023 A:
5.25% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	2,200,000	2,486,227
5.25% 12/1/41 (Assured Guaranty Muni. Corp. Insured)	2,090,000	2,351,269
5.25% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	1,800,000	2,016,745
5.25% 12/1/43 (Assured Guaranty Muni. Corp. Insured)	2,075,000	2,314,220
Series 2023 C, 5.25% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	2,055,000	2,322,362
TOTAL MICHIGAN		64,044,638
Minnesota - 1.3%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/27	470,000	481,241
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	470,000	478,559
Minneapolis Health Care Sys. Rev. Bonds:
Series 2023 A, 5%, tender 11/15/28 (b)	10,845,000	11,483,956
Series 2023 B, 5%, tender 11/15/30 (b)	4,175,000	4,491,131
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,365,000	1,208,530
Series 2018 A, 5% 10/1/45	5,000	4,950
Minnesota Hsg. Fin. Agcy.:
Series 2023 E, 6.25% 7/1/54	500,000	538,960
Series 2023 F, 5.75% 7/1/53	620,000	654,623
Series 2023, 6% 7/1/53	3,075,000	3,275,266
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	1,155,000	1,105,691
3.55% 2/1/38	1,205,000	1,133,065
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	505,000	458,722
5% 5/1/48	630,000	648,199
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2.5% 2/1/38	1,855,000	1,470,446
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(c)	1,340,000	1,304,099
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,095,000	2,116,830
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	845,000	829,297
3.65% 2/1/38	885,000	837,108
TOTAL MINNESOTA		32,520,673
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	565,000	583,261
Series I:
5% 10/1/24	500,000	501,440
5% 10/1/26	610,000	625,394
5% 10/1/28	935,000	982,871
TOTAL MISSISSIPPI		2,692,966
Missouri - 0.9%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	630,000	663,995
4% 12/1/34	375,000	394,434
4% 12/1/36	655,000	678,594
4% 12/1/37	470,000	482,273
4% 12/1/40	470,000	473,515
5% 12/1/28	545,000	590,361
5% 12/1/29	330,000	363,915
5% 12/1/30	620,000	694,855
5% 12/1/35	560,000	630,804
Missouri Health & Edl. Facilities Rev.:
Series 2019 A:
4% 10/1/48	4,480,000	4,236,633
5% 10/1/46	430,000	447,299
Series 2021 A:
4% 7/1/33	1,795,000	1,870,622
4% 7/1/46	1,620,000	1,540,734
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.) Series 2023 E, 6.5% 5/1/54	1,235,000	1,378,782
Series 2019, 4% 5/1/50	95,000	93,901
Series 2021 A, 3% 5/1/52	2,155,000	2,074,489
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/27	2,275,000	2,388,435
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	55,000	51,966
5.25% 9/1/53	3,910,000	3,697,559
TOTAL MISSOURI		22,753,166
Montana - 0.2%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	50,000	49,402
Montana Facility Fin. Auth.:
Series 2018 B, 5% 7/1/28	645,000	663,815
Series 2021 A, 3% 6/1/50	4,950,000	3,708,856
TOTAL MONTANA		4,422,073
Nebraska - 1.0%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	9,755,000	10,169,304
Series 2019, 4%, tender 8/1/25 (b)	12,540,000	12,567,861
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	940,000	656,781
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	2,575,000	2,515,522
TOTAL NEBRASKA		25,909,468
Nevada - 0.5%
Clark County Arpt. Rev. Series 2014 A2, 5% 7/1/30	395,000	395,630
Clark County School District Series 2017 A:
5% 6/15/24	235,000	235,282
5% 6/15/26	200,000	206,385
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2022 A, 4% 6/1/40	1,245,000	1,249,289
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	1,175,000	1,161,210
Series 2019 B, 4% 10/1/49	125,000	123,529
Series 2021 A, 3% 4/1/51	1,370,000	1,314,867
Series 2021 B, 3% 10/1/51	5,895,000	5,638,650
Nevada Hwy. Impt. Rev. Series 2020 A, 2% 12/1/32	3,020,000	2,557,832
TOTAL NEVADA		12,882,674
New Hampshire - 0.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	1,990,000	1,424,615
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	1,589,719	1,527,647
Series 2022 1, 4.375% 9/20/36	2,246,183	2,166,567
Series 2023 2A, 3.875% 1/20/38	6,238,032	5,672,392
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	295,000	307,354
Series 2017, 5% 7/1/44	2,185,000	1,982,108
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	7,584,115	7,078,702
TOTAL NEW HAMPSHIRE		20,159,385
New Jersey - 4.8%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024:
5% 7/1/40 (Build America Mutual Assurance Insured)	1,250,000	1,358,305
5% 7/1/43 (Build America Mutual Assurance Insured)	1,000,000	1,073,545
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (c)	310,000	211,145
Series 2024 SSS:
5% 6/15/33	750,000	852,702
5.25% 6/15/36	1,055,000	1,217,263
Series A, 5% 11/1/31	2,560,000	2,783,195
Series QQQ, 4% 6/15/46	740,000	698,707
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	935,000	961,327
5% 6/15/35	545,000	579,432
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (c)	220,000	139,793
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	970,000	981,407
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	195,000	195,208
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	245,000	245,231
Series 2016 A, 5% 7/15/27	935,000	958,856
Series 2018 EEE, 5% 6/15/28	550,000	583,718
Series LLL:
4% 6/15/44	2,745,000	2,605,927
4% 6/15/49	2,515,000	2,353,451
Series MMM:
4% 6/15/35	1,085,000	1,097,728
4% 6/15/36	420,000	422,991
New Jersey Edl. Facility Series A:
5% 7/1/38	1,980,000	2,052,758
5% 7/1/39	2,080,000	2,143,410
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/28	935,000	1,001,738
Series 2021, 2% 6/1/34	740,000	594,168
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds Series 2019 B3, 5%, tender 7/1/26 (b)	1,585,000	1,619,926
Series 2016:
4% 7/1/48	3,355,000	2,934,005
5% 7/1/28	1,095,000	1,111,490
5% 7/1/41	85,000	84,718
Series 2021, 3% 7/1/39	1,910,000	1,563,273
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/25	200,000	204,060
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5% 6/1/28	935,000	984,505
Series 2018 B, 5% 6/1/46	4,855,000	4,901,091
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	630,000	635,757
Series 2024:
5% 1/1/28 (f)	3,005,000	3,175,607
5% 1/1/32 (f)	2,375,000	2,653,271
Series D, 5% 1/1/28	1,000,000	1,026,463
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,820,000	1,890,107
Series 2006 C:
0% 12/15/25	5,025,000	4,724,465
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,310,000	1,066,407
0% 12/15/30 (FGIC Insured)	2,100,000	1,640,413
0% 12/15/31 (FGIC Insured)	5,400,000	4,063,114
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	3,190,000	2,239,330
Series 2010 A:
0% 12/15/27	1,130,000	988,681
0% 12/15/30	1,000,000	781,149
Series 2018 A:
5% 12/15/32	630,000	673,783
5% 12/15/34	1,915,000	2,040,013
Series 2019 BB, 4% 6/15/50	1,360,000	1,259,969
Series 2021 A:
4% 6/15/34	550,000	563,609
4% 6/15/38	750,000	749,930
5% 6/15/32	1,095,000	1,217,024
5% 6/15/33	4,230,000	4,682,181
Series 2022 A, 4% 6/15/40	3,125,000	3,077,707
Series 2022 AA:
5% 6/15/30	1,845,000	2,022,638
5% 6/15/31	4,485,000	4,984,053
5% 6/15/33	1,250,000	1,404,759
Series 2022 BB:
4% 6/15/46	5,350,000	5,044,230
4% 6/15/50	3,600,000	3,335,212
Series A:
0% 12/15/31	1,615,000	1,215,172
4% 12/15/39	935,000	925,484
4.25% 12/15/38	2,355,000	2,364,278
Series AA:
4% 6/15/39	975,000	967,567
4% 6/15/45	5,915,000	5,606,865
4% 6/15/50	6,105,000	5,655,964
5% 6/15/36	1,075,000	1,169,029
5% 6/15/50	470,000	481,399
Series BB, 4% 6/15/44	1,215,000	1,158,137
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	935,000	952,544
Ocean City Gen. Oblig. Series 2020 B, 2% 10/15/30	635,000	555,364
Port Auth. of New York & New Jersey Series 2023 243, 5% 12/1/37	4,750,000	5,402,874
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
5% 11/1/38	1,000,000	1,064,058
5% 11/1/40	1,350,000	1,418,708
TOTAL NEW JERSEY		123,392,388
New Mexico - 0.7%
Albuquerque Wtr. Util. Auth. Series 2018, 5% 7/1/28	935,000	965,885
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	1,365,000	1,381,777
New Mexico Mtg. Fin. Auth.:
Series 2018 A1, 4% 1/1/49	950,000	939,106
Series 2019 C, 4% 1/1/50	535,000	528,997
Series 2019 D, 3.75% 1/1/50	195,000	191,882
Series 2021 C, 3% 1/1/52	2,545,000	2,441,424
Series 2021 D, 3% 7/1/52	3,100,000	2,973,972
Series 2023 C, I 5.75% 3/1/54	1,900,000	2,013,546
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (b)	4,680,000	4,729,491
Series 2019 A, 4% 5/1/24	630,000	630,000
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	65,000	64,644
5% 5/15/39	45,000	43,296
5% 5/15/44	45,000	41,366
5% 5/15/49	100,000	88,420
TOTAL NEW MEXICO		17,033,806
New York - 13.7%
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	2,435,000	2,408,547
Series 2018, 5% 9/1/36	235,000	251,872
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	280,000	275,027
Nassau County Gen. Oblig. Series 2023 B:
5% 4/1/38	2,000,000	2,248,941
5% 4/1/39	1,800,000	2,003,958
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	2,055,000	2,176,114
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 12/1/25 (g)	990,000	1,000,869
Series 2021 A1, 5% 8/1/31	3,990,000	4,415,534
Series 2022 A1, 5% 9/1/39	9,105,000	10,043,052
Series 2023 1, 5% 8/1/28	1,000,000	1,073,288
Series 2023 E1:
5% 4/1/38	2,000,000	2,232,443
5% 4/1/39	2,800,000	3,105,731
5% 4/1/40	9,000,000	9,917,384
5% 4/1/41	1,000,000	1,097,215
Series 2024 A:
5% 8/1/39	2,635,000	2,931,757
5% 8/1/42	2,000,000	2,191,696
New York City Hsg. Dev. Corp. Bonds Series 2023 E2, 3.8%, tender 1/3/28 (b)	650,000	650,747
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,185,000	1,123,958
Series 2021 K2, 0.9%, tender 1/1/26 (b)	6,590,000	6,157,377
Series 2021, 0.6%, tender 7/1/25 (b)	1,545,000	1,466,816
Series 2022 F 2B, 3.4%, tender 12/22/26 (b)	8,400,000	8,232,150
Series 2023 A2:
3.7%, tender 12/30/27 (b)	3,955,000	3,940,891
3.73%, tender 12/29/28 (b)	4,410,000	4,410,422
Series 2023 D, 4.3%, tender 11/1/28 (b)	2,140,000	2,175,671
Series 2019 J, 3.05% 11/1/49	1,145,000	837,627
Series 2021 C1, 2.5% 11/1/51	4,155,000	2,532,302
Series 2021 F1:
2.25% 11/1/41	6,515,000	4,410,740
2.4% 11/1/46	1,445,000	945,856
New York City Transitional Fin. Auth.:
Series 2024 B:
5% 5/1/37	2,500,000	2,853,414
5% 5/1/38	5,000,000	5,666,100
5% 5/1/39	3,600,000	4,046,041
5% 5/1/40	8,665,000	9,641,451
Series 2024 F1:
5% 2/1/40	3,780,000	4,215,143
5% 2/1/41	3,505,000	3,884,415
5% 2/1/42	2,500,000	2,754,765
New York City Transitional Fin. Auth. Bldg. Aid Rev. (New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	6,550,000	6,603,160
New York City Transitional Fin. Auth. Rev.:
Series 2018 1, 5% 11/1/29	1,935,000	2,055,300
Series 2022 B1, 5.25% 11/1/37	5,880,000	6,721,687
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,370,000	3,797,819
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	825,000	825,000
Series 2019 B3, 5%, tender 5/1/26 (b)	595,000	603,495
Series 2022 A:
5% 7/1/36	750,000	818,512
5% 7/15/37	380,000	392,601
5% 7/1/40	935,000	989,445
5% 7/1/41	935,000	985,704
5% 7/15/42	1,075,000	1,083,417
5% 7/15/50	2,775,000	2,714,756
Series 2022:
5% 7/1/30	1,540,000	1,611,473
5% 7/1/31	1,615,000	1,697,626
5% 7/1/38	780,000	796,003
5% 7/1/39	1,225,000	1,241,449
5% 7/1/40	2,760,000	2,783,894
5% 7/1/41	2,900,000	2,913,637
5% 7/1/42	1,520,000	1,521,721
5% 7/1/57	6,385,000	5,999,425
New York Dorm. Auth. Sales Tax Rev. Series 2023 A1, 5% 3/15/41	15,720,000	17,304,571
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,160,000	3,787,644
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	400,000	405,295
Series 2015 D1, 5% 11/15/28	2,310,000	2,360,274
Series 2017 C1, 5% 11/15/34	2,230,000	2,354,326
Series 2017 D:
5% 11/15/30	8,760,000	9,265,998
5% 11/15/35	1,870,000	1,967,993
Series 2020 D, 4% 11/15/46	12,660,000	11,661,113
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	935,000	976,285
Series 2019 D, 3% 2/15/49	3,920,000	2,988,443
Series 2021 A, 4% 3/15/38	4,000,000	4,059,268
Series 2021 E:
3% 3/15/50	2,340,000	1,776,819
4% 3/15/39	4,000,000	4,027,426
4% 3/15/45	5,435,000	5,268,662
4% 3/15/47	3,830,000	3,664,613
Series 2022 A, 5% 3/15/41	12,850,000	13,991,629
Series 2023 A:
5% 3/15/30	7,705,000	8,522,237
5% 3/15/40	4,000,000	4,416,458
Series 2024 A:
5% 3/15/28	2,500,000	2,673,366
5% 3/15/30	3,045,000	3,367,970
5% 3/15/31	6,090,000	6,834,703
5% 3/15/32	7,615,000	8,658,279
5% 3/15/33	1,985,000	2,284,060
5% 3/15/34	1,775,000	2,065,745
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2021 J2:
1%, tender 11/1/26 (b)	960,000	872,959
1.1%, tender 5/1/27 (b)	3,545,000	3,178,302
Series 2023 C2, 3.8%, tender 5/1/29 (b)	12,625,000	12,606,965
New York State Mtg. Agcy. Homeowner Mtg. Series 2020 225, 2.45% 10/1/45	10,000,000	6,816,336
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/45	1,170,000	1,134,192
4% 3/15/49	7,380,000	6,959,429
Series 2020 E:
3% 3/15/50	1,525,000	1,106,323
4% 3/15/44	8,705,000	8,485,984
4% 3/15/45	7,020,000	6,805,154
New York Trans. Dev. Corp. (Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 C, 5% 12/1/33	325,000	353,545
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	1,775,000	1,344,770
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (Assured Guaranty Muni. Corp. Insured)	1,520,000	1,520,410
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (c)	250,000	228,075
5.375% 11/1/54 (c)	935,000	749,486
Triborough Bridge & Tunnel Auth. Series 2021 B, 4% 5/15/56	1,645,000	1,542,601
Triborough Bridge & Tunnel Auth. Revs.:
Series 2022 A:
5% 11/15/40	2,280,000	2,514,666
5% 11/15/41	1,750,000	1,919,447
Series 2023 B1:
5% 11/15/39	1,130,000	1,267,550
5% 11/15/40	1,000,000	1,113,063
5% 11/15/41	1,750,000	1,936,076
5% 11/15/42	1,000,000	1,101,794
5% 11/15/43	1,000,000	1,095,057
TOTAL NEW YORK		352,810,799
New York And New Jersey - 0.5%
New Jersey Edl. Facilities Auth. Rev. Series 2024 B, 5.25% 3/1/54	11,590,000	12,715,427
North Carolina - 1.5%
Alamance County Series 2021, 2% 5/1/34	920,000	754,719
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	820,000	821,538
Charlotte Int'l. Arpt. Rev. Series 2023 A:
5% 7/1/37	775,000	877,939
5% 7/1/38	785,000	882,179
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	5,130,000	5,105,728
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	50,000	52,672
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 2020 45, 3% 7/1/51	12,990,000	12,524,797
Series 2023 52A, 6.25% 1/1/55	1,105,000	1,190,665
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	1,260,000	1,226,560
Series 2020 A, 3% 7/1/45	1,810,000	1,373,406
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	13,100,000	13,304,338
TOTAL NORTH CAROLINA		38,114,541
North Dakota - 0.3%
Grand Forks Health Care Sys. Rev. Series 2021, 4% 12/1/46	1,060,000	886,144
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	705,000	679,240
Series 2021 B, 3% 7/1/52	1,940,000	1,855,730
Series 2022, 5% 1/1/53	2,645,000	2,688,878
Series 2023 F, 6.25% 1/1/54	390,000	420,620
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	2,865,000	1,869,719
TOTAL NORTH DAKOTA		8,400,331
Ohio - 2.4%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,495,000	3,526,904
Series 2020, 5% 11/15/31	360,000	381,139
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	1,625,000	1,634,276
Series 2023 A:
5% 2/15/30	1,725,000	1,883,069
5% 2/15/31	1,425,000	1,576,881
5% 2/15/32	1,900,000	2,128,300
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	2,030,000	1,483,521
4% 6/1/48	660,000	587,677
5% 6/1/36	2,045,000	2,171,218
Series 2020 B2, 5% 6/1/55	5,430,000	4,915,613
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	935,000	943,027
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	685,000	690,100
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/39	1,250,000	1,300,594
5.25% 8/1/40	1,320,000	1,387,559
5.25% 8/1/41	1,390,000	1,455,376
5.25% 8/1/42	1,465,000	1,528,417
Cuyahoga County Hosp. Rev. Series 2017, 5.5% 2/15/52	3,720,000	3,764,962
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	360,000	359,115
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	935,000	846,945
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	770,000	800,746
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019, 5% 8/1/45	3,320,000	3,369,501
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	1,590,000	1,498,552
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	685,000	678,320
5% 7/1/35	2,455,000	2,671,725
5% 7/1/42	4,235,000	4,458,874
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,590,000	1,629,497
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	1,255,000	1,213,016
Series 2020 A, 4% 1/15/50	265,000	241,427
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	70,000	69,888
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	1,580,000	1,717,574
Ohio Major New State Infrastructure Rev. Series 2021 1A, 5% 12/15/31	1,310,000	1,488,205
Ohio Spl. Oblig. (Trans. Bldg. Fund Projs.) Series 2023 A, 5% 4/1/36	1,000,000	1,132,874
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/39	590,000	656,150
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/24	490,000	492,200
5% 12/1/25	430,000	436,964
5% 12/1/26	560,000	573,656
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,815,000	1,841,460
5% 2/15/27	1,510,000	1,537,243
Series 2019, 5% 2/15/29	405,000	416,742
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	830,000	858,664
6% 12/1/29	880,000	918,438
6% 12/1/30	930,000	977,862
6% 12/1/31	995,000	1,052,529
TOTAL OHIO		63,296,800
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/26	335,000	336,377
5% 8/1/44	620,000	585,810
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
(Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	295,000	320,797
(Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	285,000	318,084
TOTAL OKLAHOMA		1,561,068
Oregon - 0.6%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,215,000	1,302,593
5% 8/15/38	3,465,000	3,668,307
Oregon Gen. Oblig. Series 2022 A, 5% 12/1/52	1,825,000	1,856,506
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single-Family Mtg. Prog.) Series 2019 A, 2.65% 7/1/39	570,000	461,369
Series 2019 A, 4% 7/1/50	6,000,000	5,933,801
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	3,125,000	2,298,209
TOTAL OREGON		15,520,785
Pennsylvania - 4.9%
Allegheny County Arpt. Auth. Rev.:
Series 2021 B, 5% 1/1/51	7,525,000	7,808,211
Series 2023 B:
5.25% 1/1/48 (Assured Guaranty Muni. Corp. Insured)	850,000	919,311
5.25% 1/1/53 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,072,355
Allegheny County Higher Ed. Bldg. Auth. Series 2024 A, 5% 8/1/27	3,940,000	4,173,866
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	445,000	366,206
4% 12/1/41	995,000	694,085
4.25% 12/1/50	1,110,000	717,901
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	635,000	654,428
Series 2020 A:
5% 6/1/29	1,640,000	1,778,220
5% 6/1/32	2,810,000	3,109,444
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,065,000	1,091,173
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	1,640,000	1,601,660
Series 2017, 5% 7/1/30	1,345,000	1,378,971
Doylestown Hosp. Auth. Hosp. Rev. Series 2019 A:
5% 7/1/49	860,000	794,014
5% 7/1/49 (Pre-Refunded to 7/1/29 @ 100)	95,000	102,925
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 C, 5%, tender 4/1/30 (b)	3,675,000	3,932,922
Lancaster Muni. Auth. Rev. Series 2023 B, 5% 6/1/29	2,515,000	2,723,473
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/24	1,590,000	1,591,218
5% 7/1/26	1,780,000	1,819,586
5% 7/1/27	1,870,000	1,936,038
5% 7/1/28	1,945,000	2,041,107
Monroeville Fin. Auth. UPMC Rev. Series 2023 C, 5% 5/15/35	380,000	423,575
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,515,000	2,296,374
Series 2019:
4% 9/1/36	700,000	701,194
4% 9/1/37	700,000	699,591
4% 9/1/38	1,590,000	1,576,236
4% 9/1/39	1,030,000	1,013,451
4% 9/1/44	235,000	218,626
5% 9/1/24	630,000	630,937
Series 2020:
5% 4/1/25	260,000	260,535
5% 4/1/26	310,000	307,474
5% 4/1/27	590,000	584,812
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2020 A, 5% 4/15/25	700,000	708,725
Series 2023 A2, 5% 5/15/35	500,000	559,435
Series 2023 B, 5% 5/15/35	500,000	559,435
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.):
Series 2023 B1, 5.25% 7/1/49	900,000	908,858
Series 2023 B2, 5.25% 7/1/46	965,000	982,235
Pennsylvania Gen. Oblig. Series 2018:
3.2% 3/1/29	3,750,000	3,714,939
3.35% 3/1/30	5,580,000	5,548,848
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012, 5% 11/1/42	1,280,000	1,248,045
Series 2016, 5% 5/1/34	1,495,000	1,516,124
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 137, 3% 10/1/51	2,770,000	2,638,252
Series 2023 142A:
4.5% 10/1/38	1,940,000	1,977,869
5% 10/1/43	1,400,000	1,437,353
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,385,000	1,309,704
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/36	1,870,000	1,913,649
Series 2021 A:
4% 12/1/46	4,680,000	4,423,347
4% 12/1/50	935,000	868,232
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	495,000	499,507
Series 2017, 5% 11/1/47	975,000	976,775
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,090,000	1,128,005
Series 2019 B:
5% 2/1/34	2,105,000	2,271,880
5% 2/1/35	2,575,000	2,775,335
5% 2/1/36	2,260,000	2,426,578
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,310,000	1,348,535
Series 2019 A:
4% 9/1/35	1,170,000	1,191,443
5% 9/1/26	1,870,000	1,925,008
5% 9/1/30	1,250,000	1,343,602
5% 9/1/32	935,000	1,003,326
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	580,000	619,962
5% 9/1/44	1,355,000	1,405,690
Series 2019 B, 5% 9/1/26	1,035,000	1,065,445
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2022 C:
5% 6/1/33	650,000	735,556
5% 6/1/34	800,000	904,811
Series 2023 B:
5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,673,789
5% 9/1/41 (Assured Guaranty Muni. Corp. Insured)	4,330,000	4,760,908
5% 9/1/42 (Assured Guaranty Muni. Corp. Insured)	3,500,000	3,812,079
5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	2,755,000	3,053,826
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	420,000	439,933
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2019 A:
4% 6/1/44	220,000	207,600
4% 6/1/49	520,000	473,510
5% 6/1/44	380,000	390,837
5% 6/1/49	605,000	615,706
Series 2023 A, 5% 6/1/29	8,050,000	8,717,281
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	830,000	852,139
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,340,000	1,357,873
TOTAL PENNSYLVANIA		127,311,908
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 B:
4% 7/1/42 (c)	1,750,000	1,627,683
5% 7/1/33 (c)	835,000	886,522
5% 7/1/37 (c)	3,500,000	3,651,772
Series 2022 A, 4% 7/1/42 (c)	1,750,000	1,627,703
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	8,638,773	5,656,352
4% 7/1/33	5,651,810	5,557,859
4% 7/1/35	2,035,000	1,968,942
5.625% 7/1/27	589,592	612,787
5.625% 7/1/29	4,000,136	4,310,523
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	9,120,000	8,900,807
TOTAL PUERTO RICO		34,800,950
Rhode Island - 1.0%
Pub. Bldgs Authr (Cap. Impt. Prog. Projs.) Series 2020 A, 5% 9/15/39 (Assured Guaranty Muni. Corp. Insured)	1,490,000	1,552,977
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016 B:
5% 9/1/31	855,000	827,447
5% 9/1/36	1,670,000	1,563,732
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2023:
5% 11/1/36	225,000	251,747
5% 11/1/39	255,000	278,906
5% 11/1/41	750,000	813,389
5% 11/1/42	1,000,000	1,081,481
5% 11/1/43	1,300,000	1,401,096
5% 11/1/47	5,500,000	5,853,978
Series 2024:
5% 6/1/36	1,000,000	1,124,696
5% 6/1/45	3,570,000	3,793,334
5% 6/1/48	4,095,000	4,302,300
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	100,000	98,856
Series 2020 73A, 2.3% 10/1/40	3,045,000	2,200,994
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	730,000	713,386
TOTAL RHODE ISLAND		25,858,319
South Carolina - 0.8%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,755,000	1,829,361
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	200,000	197,589
Series 2023 B, 6% 1/1/54	980,000	1,065,700
South Carolina Jobs-Econ. Dev. Auth.:
Series 2019 C, 5% 7/1/33	1,220,000	1,291,901
Series 2023:
4% 2/1/42	2,110,000	2,057,806
4% 2/1/43	2,500,000	2,426,843
5% 2/1/40	1,460,000	1,571,611
5% 2/1/41	2,000,000	2,139,987
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	2,900,000	2,668,856
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C, 5% 12/1/26	95,000	95,090
Series 2016 A, 5% 12/1/33	205,000	209,572
Series 2020 A, 5% 12/1/32	1,580,000	1,724,437
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,310,000	2,353,101
TOTAL SOUTH CAROLINA		19,631,854
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2020 A, 3% 9/1/45	1,730,000	1,307,280
South Dakota Hsg. Dev. Auth. Series 2023 G, 6.25% 5/1/55	560,000	603,995
TOTAL SOUTH DAKOTA		1,911,275
Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	7,770,000	7,292,497
5% 8/1/25	575,000	584,604
Series 2019 A2, 5% 8/1/44	2,105,000	2,163,086
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	560,000	572,177
5% 4/1/27 (Escrowed to Maturity)	30,000	31,280
5% 4/1/28	375,000	384,776
5% 4/1/28 (Escrowed to Maturity)	20,000	21,226
5% 4/1/41	445,000	454,823
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	25,000	26,755
Johnson City Health & Edl. Hosp. Rev. Series 2023 A, 5% 7/1/24	1,250,000	1,250,544
Marion County Series 2022, 2% 6/1/34	1,330,000	1,089,325
Metropolitan Govt. of Nashville & Davidson County Series 2023:
5% 5/1/43	2,000,000	2,112,380
5.25% 5/1/48	5,000,000	5,308,932
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,150,000	1,820,034
5.25% 10/1/58	1,145,000	1,151,776
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	1,895,000	1,902,650
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	590,000	581,802
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	265,000	212,648
2.8% 7/1/44	325,000	240,114
Series 2019 4, 2.9% 7/1/39	575,000	468,879
Series 2021 1, 3% 7/1/51	2,330,000	2,248,952
Series 2021 3A, 3% 1/1/52	765,000	733,684
TOTAL TENNESSEE		30,652,944
Texas - 8.7%
Bell County Gen. Oblig. Series 2021:
2% 2/15/34	2,500,000	2,020,401
2% 2/15/35	1,000,000	792,401
Brazos County Gen. Oblig. Series 2020:
1.75% 9/1/33	1,355,000	1,074,121
1.875% 9/1/35	705,000	541,826
Cedar Park Series 2020, 1.75% 2/15/36	1,665,000	1,243,013
Central Reg'l. Mobility Auth.:
Series 2020 B:
4% 1/1/34	260,000	266,581
4% 1/1/35	210,000	215,096
4% 1/1/36	230,000	234,375
4% 1/1/37	330,000	333,651
4% 1/1/38	435,000	436,669
4% 1/1/39	560,000	557,620
4% 1/1/40	215,000	212,053
5% 1/1/27	185,000	191,131
5% 1/1/28	215,000	225,762
5% 1/1/29	795,000	847,856
5% 1/1/30	375,000	405,599
5% 1/1/31	185,000	200,362
5% 1/1/32	185,000	200,041
5% 1/1/33	280,000	302,648
Series 2021 B:
5% 1/1/30	935,000	1,011,294
5% 1/1/32	1,195,000	1,307,466
5% 1/1/39	1,215,000	1,292,096
5% 1/1/46	3,275,000	3,408,731
Series 2021 C, 5% 1/1/27	3,525,000	3,594,656
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	1,600,000	1,596,601
Coppell Tex Series 2020, 1.625% 2/1/37	1,495,000	1,038,278
Cypress-Fairbanks Independent School District Series 2019 A, 3% 2/15/33	2,765,000	2,610,864
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	1,320,000	1,355,785
4% 11/1/35	1,175,000	1,203,369
Series 2023 B, 5% 11/1/39	2,600,000	2,895,190
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	470,000	483,135
Denton Independent School District Bonds:
Series 2014 B:
2%, tender 8/1/24 (b)	90,000	89,569
2%, tender 8/1/24 (b)	85,000	84,593
Series 2019:
2%, tender 8/1/24 (b)	70,000	69,639
2%, tender 8/1/24 (b)	385,000	382,912
Frisco Texas:
Series 2020:
2% 2/15/34	1,545,000	1,257,186
2% 2/15/35	1,575,000	1,252,628
2% 2/15/36	1,610,000	1,242,068
2% 2/15/37	1,640,000	1,217,516
Series 2022:
2% 2/15/35	4,460,000	3,547,124
2% 2/15/36	4,550,000	3,510,192
2% 2/15/41	525,000	343,867
Grand Parkway Trans. Corp. Bonds Series 2023, 5%, tender 4/1/28 (b)	10,230,000	10,747,270
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2024, 5% 5/15/29	2,250,000	2,427,039
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	470,000	487,934
Hays Consolidated Independent School District Series 2022:
4% 2/15/38	1,000,000	1,022,305
4% 2/15/39	2,000,000	2,027,167
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,035,000	2,133,777
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	715,000	760,710
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,170,000	1,222,461
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2024, 5% 5/15/34	8,525,000	9,972,026
Houston Util. Sys. Rev. Series 2021 A:
5% 11/15/26	355,000	369,090
5% 11/15/28	1,480,000	1,597,243
Hurst Euless Bedford Independent School District Series 2024:
5% 8/15/32	3,270,000	3,743,047
5% 8/15/33	8,230,000	9,540,018
5% 8/15/34	5,980,000	7,012,671
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	385,000	391,962
Katy Independent School District Series 2023:
5% 2/15/38	500,000	550,718
5% 2/15/39	1,500,000	1,642,208
5% 2/15/40	330,000	359,458
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,405,000	1,447,640
5% 5/15/48	1,590,000	1,629,518
Series 2020, 5% 5/15/28	2,105,000	2,247,610
Series 2023:
5% 5/15/36 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,336,612
5% 5/15/37 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,544,585
5% 5/15/38 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,642,713
5% 5/15/39 (Assured Guaranty Muni. Corp. Insured)	1,915,000	2,090,334
5% 5/15/40 (Assured Guaranty Muni. Corp. Insured)	2,500,000	2,710,970
Series 2024:
5% 5/15/28 (Assured Guaranty Muni. Corp. Insured)	1,250,000	1,336,151
5% 5/15/29 (Assured Guaranty Muni. Corp. Insured)	1,650,000	1,791,014
5% 5/15/30 (Assured Guaranty Muni. Corp. Insured)	1,750,000	1,927,668
5% 5/15/31 (Assured Guaranty Muni. Corp. Insured)	1,650,000	1,842,762
5% 5/15/32 (Assured Guaranty Muni. Corp. Insured)	1,570,000	1,775,693
5% 5/15/33 (Assured Guaranty Muni. Corp. Insured)	1,120,000	1,281,776
5% 5/15/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,139,703
5% 5/15/35 (Assured Guaranty Muni. Corp. Insured)	1,010,000	1,145,974
Midlothian Independent School District Bonds Series 2013 C:
2%, tender 8/1/24 (b)	175,000	174,128
2%, tender 8/1/24 (b)	355,000	353,075
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,450,000	1,485,927
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	325,000	323,101
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	700,000	716,156
Series 2018:
4% 1/1/38	1,715,000	1,719,326
5% 1/1/35	470,000	495,280
Series 2019 B, 5% 1/1/25	605,000	610,451
Series 2021 B, 4% 1/1/33	1,870,000	1,931,352
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	1,510,000	1,460,792
Series 2023 B, 3%, tender 8/1/26 (b)	10,345,000	10,144,318
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	2,175,000	2,154,973
Plano Gen. Oblig.:
Series 2018, 3.37% 9/1/37	840,000	785,623
Series 2023, 5% 9/1/40	1,000,000	1,088,509
Prosper Independent School District:
Bonds Series 2019 B, 4%, tender 8/15/26 (b)	1,825,000	1,828,015
Series 2021 A, 3% 2/15/37	1,480,000	1,342,528
Series 2024:
5% 2/15/41	3,380,000	3,741,242
5% 2/15/42	2,220,000	2,445,070
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2020, 1.75%, tender 12/1/25 (b)	10,060,000	9,640,502
Series 2021 A, 5% 2/1/46	3,690,000	3,877,593
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2020, 5% 12/1/24	515,000	518,402
Series 2022:
4% 10/1/42	1,185,000	1,156,072
4% 10/1/47	1,265,000	1,207,644
4% 10/1/52	2,810,000	2,598,217
5% 10/1/36	515,000	569,295
5% 10/1/40	1,870,000	2,011,721
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	890,000	869,508
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/47	7,485,000	7,573,933
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	695,283	589,711
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	4,030,000	4,385,468
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	530,000	523,642
Series 2023, 6% 3/1/54	2,400,000	2,619,869
Texas Muni. Gas Acquisition & Supply Corp. Bonds Series 2023 B, 5.5%, tender 1/1/34 (b)	1,090,000	1,201,816
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	770,000	778,978
4% 6/30/38	1,965,000	1,967,924
4% 12/31/39	1,640,000	1,630,806
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,405,000	612,897
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	8,695,000	8,057,622
Texas Trans. Commission State Hwy. Fund Rev. Series 2024, 5% 10/1/33	7,180,000	8,354,751
Waco Gen. Oblig. Series 2020:
2.25% 2/1/36	1,935,000	1,523,312
2.375% 2/1/40	710,000	500,483
TOTAL TEXAS		225,563,824
Utah - 0.5%
Salt Lake City Arpt. Rev. Series 2021 B:
5% 7/1/46	2,305,000	2,443,098
5% 7/1/51	9,285,000	9,744,332
TOTAL UTAH		12,187,430
Vermont - 0.1%
Vermont Hsg. Fin. Agcy.:
Series 2021 B, 3% 11/1/51	961,000	917,867
Series 2022 A, 5.25% 11/1/52	1,000,000	1,034,420
Series A, 3.75% 11/1/50	1,131,000	1,113,585
TOTAL VERMONT		3,065,872
Virginia - 0.4%
Arlington County IDA Hosp. Facilities Bonds Series 2023 A, 5%, tender 7/1/31 (b)	4,425,000	4,762,721
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	1,550,000	1,136,076
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	470,000	478,444
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	260,000	238,775
4% 4/1/39	235,000	212,373
4% 4/1/40	260,000	231,971
4% 4/1/45	700,000	591,481
5% 4/1/26	330,000	333,816
5% 4/1/27	330,000	336,813
5% 4/1/28	410,000	422,328
5% 4/1/29	540,000	560,515
5% 4/1/49	935,000	904,949
Virginia Port Auth. Commonwealth Port Rev. Series 2023 A, 5% 7/1/40	1,165,000	1,293,249
TOTAL VIRGINIA		11,503,511
Washington - 2.1%
King County Gen. Oblig. Series 2021 A, 2% 1/1/36	2,200,000	1,723,088
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	675,000	681,491
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	2,150,000	1,993,084
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.) Series 2023 A3:
4.5% 1/1/40	1,000,000	1,018,691
4.625% 1/1/41	2,400,000	2,458,905
Port of Seattle Rev. Series 2015 B, 5% 3/1/25	235,000	235,967
Seattle Hsg. Auth. Rev. (Juniper Apts. Proj.) Series 2023, 4.375% 12/1/30	2,020,000	2,040,414
Spokane County School District #81 (WA State School District Cr. Enhancement Prog.) Series 2017 B, 5% 12/1/29	2,995,000	3,173,092
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	1,100,000	1,112,242
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/43	500,000	385,808
Series 2021, 4% 7/1/31	9,195,000	8,973,019
Washington Gen. Oblig. Series 2017 D, 5% 2/1/35	470,000	488,604
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/27	810,000	818,749
5% 7/1/31	40,000	40,775
5% 7/1/42	525,000	519,276
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	230,000	231,436
5% 8/15/26	210,000	212,249
Series 2015 B, 5% 10/1/38	3,950,000	4,263,248
Series 2017 A, 4% 7/1/42	5,410,000	4,662,855
Series 2017:
4% 8/15/42	6,550,000	5,593,152
5% 8/15/36	470,000	477,058
Series 2020:
5% 9/1/38	1,870,000	1,968,231
5% 9/1/45	2,105,000	2,180,944
5% 9/1/50	2,340,000	2,402,591
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	2,645,000	1,931,073
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/25	400,000	403,700
5% 10/1/26	1,880,000	1,914,851
5% 10/1/34	1,415,000	1,441,785
Series 2019, 4% 10/1/49	2,470,000	2,029,773
TOTAL WASHINGTON		55,376,151
West Virginia - 0.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)	805,000	792,952
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2023 A:
5% 6/1/37	1,400,000	1,523,630
5% 6/1/38	500,000	539,402
5% 6/1/40	1,970,000	2,100,898
5% 6/1/41	1,970,000	2,093,565
5% 6/1/43	3,505,000	3,694,083
Series 2023 B, 6% 9/1/53	4,500,000	5,011,131
Series 2023, 6% 9/1/48	5,560,000	6,246,518
TOTAL WEST VIRGINIA		22,002,179
Wisconsin - 2.0%
Howard Suamico Scd Series 2021, 2% 3/1/38	1,065,000	768,825
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	495,000	471,137
5.25% 10/1/48	495,000	458,413
Series 2022 A:
5.25% 3/1/42	1,320,000	1,346,906
5.25% 3/1/47	6,175,000	6,208,454
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A:
4% 6/1/45	5,040,000	4,570,602
5% 6/1/30	765,000	807,659
Series 2019 A, 5% 10/1/44	1,350,000	1,390,728
Series 2020 A, 3% 6/1/45	4,855,000	3,666,269
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5.25% 5/15/37 (c)	2,235,000	2,203,860
5.25% 5/15/42 (c)	840,000	797,728
5.25% 5/15/47 (c)	1,225,000	1,118,187
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (c)	395,000	388,757
Series 2021 A:
3% 7/1/50	1,385,000	991,952
4.5% 6/1/56 (c)	5,935,000	4,678,969
Series 2021 B, 6.5% 6/1/56 (c)	1,815,000	1,503,355
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/33	475,000	508,493
Wisconsin Health & Edl. Facilities:
Series 2013 B1, 4% 11/15/43	1,000,000	949,930
Series 2016, 4% 12/1/46	2,500,000	2,359,472
Series 2018, 5% 4/1/34	1,870,000	1,973,312
Series 2019 A:
5% 11/1/25	225,000	224,136
5% 11/1/29	160,000	156,471
5% 12/1/30	280,000	297,990
5% 12/1/31	280,000	297,821
5% 12/1/32	330,000	351,218
5% 12/1/33	330,000	351,032
5% 12/1/34	330,000	351,302
5% 12/1/35	420,000	446,360
5% 7/1/44	470,000	477,284
5% 11/1/46	1,350,000	1,136,155
5% 7/1/49	1,870,000	1,891,384
Series 2019 B, 5% 7/1/38	330,000	337,489
Series 2019 B1, 2.825% 11/1/28	140,000	128,030
Series 2019:
5% 10/1/24	255,000	255,943
5% 10/1/26	515,000	532,440
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2021:
3% 10/15/37	1,700,000	1,439,758
3% 8/15/51	3,200,000	2,298,486
5% 8/15/35	1,550,000	1,657,200
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	660,000	633,068
Series 2021 C, 3% 9/1/52	1,045,000	1,002,425
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	30,000	30,000
0.81%, tender 5/1/25 (b)	715,000	682,983
TOTAL WISCONSIN		52,141,983
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	1,375,000	1,359,257
TOTAL MUNICIPAL BONDS (Cost $2,602,256,135)		2,530,465,029

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 3.54% (h)(i) (Cost $27,638,755)	27,628,655	27,639,707

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $2,629,894,890)	2,558,104,736
NET OTHER ASSETS (LIABILITIES) - 0.9%	23,511,841
NET ASSETS - 100.0%	2,581,616,577

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,760,861 or 1.0% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 3.54%	55,695,648	198,563,298	226,619,239	850,770	5,376	(5,376)	27,639,707	2.5%
Total	55,695,648	198,563,298	226,619,239	850,770	5,376	(5,376)	27,639,707

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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